SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SHARE CAPITAL
SHAREHOLDERS' EQUITY

5. SHARE CAPITAL

Common stock

Common stock: 180,000,000 authorized; $0.001 par value. As of September 30, 2021 and December 31, 2020, there were 11,839,304 and 11,275,788 shares of common stock issued and outstanding, respectively.

Reverse Share Split

During September 2021, the total number of shares of common stock authorized by the Company was reduced from 900,000,000 shares of common stock, par $0.001, to 180,000,000 shares of common stock, par $0.001, and the number of shares of common stock held by each stockholder of the Company were consolidated automatically into the number of shares of common stock equal to the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the reverse split divided by five (5): effecting a five (5) old for one (1) new reverse stock split.

No fractional shares were issued in connection with the reverse split and all fractional shares were rounded up to the next whole share.

Additionally, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse split were adjusted by dividing the number of shares of common stock into which the options, warrants and other convertible securities are exercisable or convertible by five (5) and multiplying the exercise or conversion price thereof by five (5), all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share.

All shares of common stock, options, warrants and other convertible securities and the corresponding price per share amounts have been presented to reflect the reverse split in all periods presented within this Form 10-Q.

Acquisition shares

In connection with the acquisition of the Sentry Neuromonitoring, LLC (the “Seller”) assets, we issued to Seller or the Principals, as elected by Seller, shares of common stock of the Company with a value of $1,625,000, determined on the effective date, as quoted on the TSX Venture Exchange (237,226 shares of common stock).  In addition, the Company placed into escrow 94,891 shares of the Company’s common stock with a value of $650,000.  The common stock is subject to a 12-month lock up beginning on the date of delivery. See Note 7 for additional discussion.

Share issuance

In June 2020, in connection with common stock purchase agreements, the Company issued 156,032 shares of common stock at a deemed value of $4.00 per share to certain employees, directors and third parties.

Convertible debt

During the nine months ended September 30, 2021, certain holders of the convertible debenture exercised their right to convert $60,000 of outstanding principal into shares of common stock, resulting in the issuance of 13,384 common stock.

Stock options

On December 10, 2020, our shareholders approved amendments to the Company’s stock option plan, which amended the plan previously approved on November 20, 2019 (the “Amended Stock Option Plan”). As of September 30, 2021, an aggregate of 1,183,930 shares of common stock (10% of the issued and outstanding shares of common stock) were available for issuance under the Amended Stock Option Plan. Of this amount, stock options in respect of 1,014,100 shares are outstanding as of September 30, 2021.

Options under the Plan are granted from time to time at the discretion of the Board of Directors, with vesting periods and other terms as determined by the Board of Directors.

A summary of the stock option activity is presented below:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2020	748,600	$5.25	4.00
Options granted	348,000	5.33
Options exercised	(3,000)	6.40
Options canceled / expired	(79,500)	5.96
Balance at September 30, 2021	1,014,100	5.16	3.62	$2,670
Vested and exercisable at September 30, 2021	636,008	4.93	3.39	$1,894

The following table summarizes information about stock options outstanding and exercisable under the Company’s Stock Option Plan at September 30, 2021:

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
200,000	3.90	$0.25	200,000	$0.25
12,000	1.07	$14.00	12,000	$14.00
15,000	6.30	$9.00	15,000	$9.00
85,000	2.00	$9.00	73,667	$9.00
146,800	2.30	$7.80	127,227	$7.80
81,300	3.01	$6.40	48,780	$6.40
40,000	3.91	$4.50	18,667	$4.50
93,000	4.20	$4.85	31,000	$4.85
311,000	4.34	$5.30	103,667	$5.30
30,000	4.54	$5.60	6,000	$5.60
1,014,100	3.62	$5.16	636,008	$4.93

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of options. The fair value of each option grant is determined on the date of grant and the expense is recorded on a straight-line basis and is included as a component of general and administrative expense in the consolidated statements of operations. The assumptions used in the model include expected life, volatility, risk-free interest rate, dividend yield and forfeiture rate. The Company’s determination of these assumptions are outlined below.

Expected life — The expected life assumption is based on an analysis of the Company’s historical employee exercise patterns.

Volatility — Volatility is calculated using the historical volatility of the Company’s common stock for a term consistent with the expected life.

Risk-free interest rate — The risk-free interest rate assumption is based on the U.S. Treasury rate for issues with remaining terms similar to the expected life of the options.

Dividend yield — Expected dividend yield is calculated based on cash dividends declared by the Board for the previous four quarters and dividing that result by the average closing price of the Company’s common stock for the quarter. The Company has not declared a dividend to date.

Forfeiture rate — The Company does not estimate a forfeiture rate at the time of the grant due to the limited number of historical forfeitures. As a result, the forfeitures are recorded at the time the grant is forfeited.

The following assumptions were used to value the awards granted during the nine months ended September 30, 2021:

	Nine Months Ended September 30,
	2021	2020
Expected life (in years)	5.0	5.0
Risk-free interest rate	0.4%	3.0%
Dividend yield	—%	—%
Expected volatility	91%	107%

Stock-based compensation expense for the three months ended September 30, 2021 and 2020 was $210 thousand and $88 thousand, respectively, and $818 thousand and $456 thousand for the nine months ended September 30, 2021 and 2020, respectively. As of September 30, 2021, there was approximately $925 thousand of total unrecognized compensation cost related to 378,092 unvested stock options that is expected to be recognized over a weighted-average remaining vesting period of 2.2 years.

Warrants

As of September 30, 2021 and December 31, 2020, there were 3,940,006 and 3,665,006 warrants outstanding, respectively.

Number of Warrants outstanding
Balance at December 31, 2020	3,665,006
Debenture, warrants issued (Note 4)	275,000
Balance at September 30, 2021	3,940,006

9. SHAREHOLDERS’ EQUITY

Common Shares

The Company has 900,000,000 common shares authorized at $0.001 par value. As of December 31, 2020 and 2019, there were 56,378,939 and 34,795,313, respectively, common shares issued and outstanding (“Common Shares”).

In June 2020, the Company launched a non-brokered private placement of units of the Company (the “June Units”) for gross proceeds of up to $300 thousand (the “June Offering”).  Each June Unit was offered at a price of $0.81 and consisted of one Common Share and one-half of one share purchase warrant (each whole share purchase warrant, “Warrant”). Each Warrant entitles the holder to acquire one Common Share at an exercise price of $1.13 per share for a period of 24 months. The Company raised $102 thousand from the issuance of 125,923 Common Share related to the June Offering, which closed in July 2020, from two surgeons who are the majority owners of one of the PEs (Note 13).

During September 30, 2020, the Company issued 50,000 Common Share to settle $40 thousand of outstanding accounts payable.

On December 1, 2020, the Company initiated a private placement, pursuant to which the Company sold and issued to the investors an aggregate of 16,357,703 units of the Company at an issue price of $0.64 per Unit, for net proceeds of $9.5 million (“December Financing”). Each unit consisted of one share of common stock and one common stock warrant, each exercisable to acquire one share of common stock at $0.78 per share for a period of five years from the date of issuance. Accordingly, the Company issued 16,357,703 shares of common stock and 16,357,703 common stock warrants.

Three members of the Company’s management and two independent members of the Company’s Board of Directors participated in the December financing and they purchased 476,453 shares of stock.

Stock Option Plan

On December 10, 2020, our shareholders approved amendments to the Company’s stock option plan, which amended the plan previously approved on November 20, 2019 (the “Amended Stock Option Plan”). As of December 31, 2020, an aggregate of 5,637,894 shares of common stock (10% of the issued and outstanding shares of common stock) were available for issuance under the Amended Stock Option Plan. Of this amount, stock options in respect of 3,743,000 common shares have been issued.

On December 10, 2020, the Company’s shareholders approved the adoption of a new fixed equity incentive plan (the “Equity Incentive Plan”), which authorizes the Company to grant (a) stock options, (b) restricted awards, (c) performance share units, and other equity-based awards for compensation purposes (collectively, “Awards”). The maximum aggregate number of Common Shares available for issuance pursuant to the exercise of the Awards granted under the Equity Incentive Plan is 5,637,894 Common Shares (which represented 10% of the 56,378,939 Common Shares issued and outstanding as of the record date of the shareholder meeting).

Options under the Plan are granted from time to time at the discretion of the Board of Directors, with vesting periods and other terms as determined by the Board of Directors.

A summary of the stock option activity is presented below:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2018	3,335,000	$0.48
Options granted	1,501,000	$1.56
Options exercised	(650,000)	$0.15
Options canceled / expired	(1,000,000)	$0.05
Balance at December 31, 2019	3,186,000	$1.12	4.62
Options granted	865,000	$0.95
Options exercised	(50,000)	$0.50
Options canceled / expired	(258,000)	$1.60
Balance at December 31, 2020	3,743,000	$1.05	4.00	$1,053
Vested and exercisable at December 31, 2020	2,352,601	$0.95	3.98	$995

The following table summarizes information about stock options outstanding and exercisable under the Company’s Stock Option Plan at December 31, 2020:

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
1,000,000	4.65	$0.05	1,000,000	$0.05
60,000	1.82	$2.80	60,000	$2.80
75,000	7.05	$1.80	75,000	$1.80
425,000	2.75	$1.80	311,667	$1.80
884,000	3.04	$1.56	530,401	$1.56
434,000	3.76	$1.28	202,533	$1.28
300,000	4.66	$0.90	60,000	$0.90
565,000	4.95	$0.97	113,000	$0.97
3,743,000	4.00	$1.05	2,352,601	$0.95

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of options. The fair value of each option grant is determined on the date of grant and the expense is recorded on a straight-line basis and is included as a component of general and administrative expense in the consolidated statements of operations. The assumptions used in the model include expected life, volatility, risk-free interest rate, dividend yield and forfeiture rate. The Company’s determination of these assumptions are outlined below.

Expected life — The expected life assumption is based on an analysis of the Company’s historical employee exercise patterns.

Volatility — Volatility is calculated using the historical volatility of the Company’s common stock for a term consistent with the expected life.

Risk-free interest rate — The risk-free interest rate assumption is based on the U.S. Treasury rate for issues with remaining terms similar to the expected life of the options.

Dividend yield — Expected dividend yield is calculated based on cash dividends declared by the Board for the previous four quarters and dividing that result by the average closing price of the Company’s common stock for the quarter. The Company has not declared a dividend to date.

Forfeiture rate — The Company does not estimate a forfeiture rate at the time of the grant due to the limited number of historical forfeitures. As a result, the forfeitures are recorded at the time the grant is forfeited.

The following assumptions were used to value the awards granted during the years ended December 31, 2020 and 2019:

	Years Ended December 31,
	2020	2019
Expected life (in years)	5.0	5.0
Risk-free interest rate	0.4-2.5%	2.0%
Dividend yield	—%	—%
Expected volatility	91-107%	100%

Stock-based compensation expense recognized in our consolidated financial statements for the years ended December 31, 2020 and 2019 was $548 thousand and $1.2 million, respectively. As of December 31, 2020, there was approximately $595 thousand of total unrecognized compensation cost related to 1,390,399 unvested stock options that is expected to be recognized over a weighted-average remaining vesting period of 2.3 years.

Derivative Liability

Stock options granted to consultants that have an exercise price this is stated in a different currency than the Company’s functional currency are treated as a liability and are revalued at the end of each reporting period for the term of the vesting period. Any change in the fair value of the stock option subsequent to the initial recognition is recorded as a component of other income, net in the consolidated statements of operations.

Changes in the Company’s stock option liability for the years ended December 31, 2020 and 2019 were as follows (stated in thousands):

Balance at December 31, 2018	$246
Loss on revaluation	8
Reclassification option fair value at exercise to equity	(188)
Balance at December 31, 2019	$66
Gain on revaluation	(50)
Balance at December 31, 2020	$16

The assumptions used for the Black-Scholes Option Pricing Model to revalue the stock options granted to consultants as of December 31, 2020 and 2019 were as follows:

	Years Ended December 31,
	2020		2019
Risk free rate of return	0.1%		1.7%
Expected life	1.8	years	2.8	years
Expected volatility	100%		170%
Expected dividend per share	nil		nil

There were no stock options granted to consultants during the year ended December 31, 2020 that required recurring fair value adjustments.

Warrants

The following table details warrant activity for the years ended December 31, 2020 and 2019:

Number of Warrants outstanding
Balance at December 31, 2018	49,000
Warrants exercised	(44,600)
Warrants expired	(4,400)
Convertible debt, warrants issued (Note 8)	392,755
Balance at December 31, 2019	392,755
Convertible debt, warrants issued (Note 8)	1,511,609
Equity financing, warrants issued (discussed above)	16,420,664
Balance at December 31, 2020	18,325,028

2018 Warrants

As part of a private placement completed in 2017, the Company issued 49,000 warrants. Each warrant entitled the holder to purchase one common share at an exercise price of $0.50 Cdn with an original expiration date of May 24, 2019. During 2019, 44,600 warrants were exercised and 4,400 warrants expired unexercised.

Any change in the fair value of the warrants subsequent to the initial recognition was recorded as a component of other income, net in the consolidated statements of operations.

Changes in the Company’s share purchase warrant liability for the year ended December 31, 2019 were as follows (stated in thousands):

Balance at December 31, 2018	$56
Loss on revaluation	14
Reclassification warrant fair value at exercise to equity	(70)
Balance at December 31, 2019	$—

2019 Warrants

As part of the convertible debt issuance (Note 8), the Company issued 344,505 warrants to the convertible debt holders and 48,250 finders’ fee warrants. The Company calculated the fair value of $622 thousand for the 2019 warrants using the Black-Scholes Option Pricing Model on the issuance date.

2020 Warrants

As part of the 2020 convertible debt issuances (Note 8), the Company has issued 1,420,835 warrants to the convertible debt holders and 90,777 finders’ fee warrants.  In conjunction with the June Offering, the Company issued 62,962 warrants. In conjunction with the December Financing, the Company issued 16,357,703 warrants.

The assumptions used for the Black-Scholes Option Pricing model to value the 2019 and 2020 warrants were as follows:

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
Risk free rate of return	0.39%		1.64%
Expected life	5.0	years	4.0	years
Expected volatility	90%		171%
Expected dividend per share	nil		nil
Exercise price	$0.78		$1.40
Stock price	$0.96		$1.31